UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S DEFICIT	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Subscription Receivable [Member] USD ($)	Subscription Receivable [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Total Mingde Technology Limited Shareholders Deficit [Member] USD ($)	Total Mingde Technology Limited Shareholders Deficit [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)	Controlling Shareholders Equity [Member] USD ($)	Controlling Shareholders Equity [Member] CNY (¥)
Beginning balance, value at Mar. 31, 2023		¥ 36,102		¥ (36,102)		¥ 9,955,000		¥ (30,788,418)		¥ (20,833,418)				¥ (20,833,418)
Beginning balance, shares at Mar. 31, 2023 | shares	50,000,000	50,000,000
Net income								(11,565,768)		(11,565,768)				(11,565,768)
Ending balance, value at Mar. 31, 2024		¥ 36,102		(36,102)		9,955,000		(42,354,186)		(32,399,186)				(32,399,186)
Ending balance, shares at Mar. 31, 2024 | shares	50,000,000	50,000,000
Net income								(1,239,401)		(1,239,401)				(1,239,401)
Ending balance, value at Sep. 30, 2024		¥ 36,102		(36,102)		9,955,000		(43,593,587)		(33,638,587)				(33,638,587)
Ending balance, shares at Sep. 30, 2024 | shares	50,000,000	50,000,000
Beginning balance, value at Mar. 31, 2024		¥ 36,102		(36,102)		9,955,000		(42,354,186)		(32,399,186)				(32,399,186)
Beginning balance, shares at Mar. 31, 2024 | shares	50,000,000	50,000,000
Net income								7,554,004		7,554,004		(219,174)	$ 1,030,317	7,334,830
Capital contribution from shareholders						45,000				45,000				45,000
Ending balance, value at Mar. 31, 2025	$ 5,000	¥ 36,102	$ (5,000)	(36,102)	$ 1,404,692	10,000,000	$ (4,888,353)	(34,800,182)	$ (3,483,661)	(24,800,182)	$ (30,789)	(219,174)	(3,514,450)	(25,019,356)		(24,800,182)
Ending balance, shares at Mar. 31, 2025 | shares	50,000,000	50,000,000
Net income								3,577,446		3,577,446		61,637	511,179	3,639,083		3,577,446
Capital contribution from shareholders						370,000				370,000		20,000		390,000		370,000
Ending balance, value at Sep. 30, 2025	$ 5,000	¥ 36,102	$ (5,000)	¥ (36,102)	$ 1,456,665	¥ 10,370,000	$ (4,385,832)	¥ (31,222,736)	$ (2,929,167)	¥ (20,852,736)	$ (19,320)	¥ (137,537)	$ (2,948,487)	¥ (20,990,273)	$ (2,929,167)	¥ (20,852,736)
Ending balance, shares at Sep. 30, 2025 | shares	50,000,000	50,000,000